Discontinued operations and assets held for sale - Result from discontinued operations (Details) - EUR (€) € / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Collaboration revenues	€ 240,786,000	€ 239,724,000	€ 241,249,000
Total net revenues	275,649,000	239,724,000	241,249,000
Cost of sales	(34,863,000)
Research and development expenses	(335,459,000)	(241,294,000)	(269,797,000)
Sales and marketing expenses	(17,193,000)	(5,676,000)	(3,480,000)
General and administrative expenses	(117,245,000)	(128,289,000)	(135,155,000)
Other operating income	40,773,000	47,272,000	36,127,000
Other income	40,773,000	47,272,000	36,127,000
Operating loss	(188,338,000)	(88,263,000)	(131,056,000)
Fair value adjustments and net currency exchange differences	95,795,000	16,252,000	51,498,000
Other financial income	91,128,000	80,249,000	18,563,000
Other financial expenses	(1,670,000)	(2,613,000)	(9,854,000)
Income/loss before tax	(3,085,000)	5,625,000	(70,849,000)
Net income from discontinued operations	€ 75,364,000	€ 215,685,000	€ (146,570,000)
Weighted average number of shares - Basic	65,897	65,884	65,699
Weighted average number of shares for the purpose of diluted earnings/loss (-) per share	65,897	65,884	65,699
Discontinued Operations [Member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Product net sales	€ 11,475,000	€ 112,339,000	€ 87,599,000
Collaboration revenues	26,041,000	431,465,000	176,432,000
Total net revenues	37,516,000	543,804,000	264,031,000
Cost of sales	(1,693,000)	(18,022,000)	(12,079,000)
Research and development expenses	(8,152,000)	(190,177,000)	(245,286,000)
Sales and marketing expenses	(11,520,000)	(113,356,000)	(144,075,000)
General and administrative expenses	(1,087,000)	(17,989,000)	(9,776,000)
Other operating income	56,180,000	13,003,000	10,721,000
Operating loss	71,244,000	217,262,000	(136,464,000)
Fair value adjustments and net currency exchange differences		(13,000)	(25,000)
Other financial income	4,230,000	679,000	15,000
Other financial expenses	(12,000)	(167,000)	(7,825,000)
Income/loss before tax	75,462,000	217,761,000	(144,298,000)
Income taxes	(98,000)	(2,076,000)	(2,272,000)
Net income from discontinued operations	€ 75,364,000	€ 215,685,000	€ (146,570,000)
Basic earnings/loss (-) per share from discontinued operations	€ 1.14	€ 3.27	€ (2.23)
Diluted earnings/loss (-) per share from discontinued operations.	€ 1.14	€ 3.27	€ (2.23)
Weighted average number of shares - Basic	65,897	65,884	65,699
Weighted average number of shares for the purpose of diluted earnings/loss (-) per share	65,942	65,933	65,699
Jyseleca business, classified as held for sale
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Gain on disposal of subsidiaries	€ 52,500,000
Jyseleca business, classified as held for sale | Europe
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Product net sales	11,500,000	€ 112,300,000	€ 87,600,000
Jyseleca business, classified as held for sale | BE
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Product net sales	700,000	8,100,000	7,300,000
Collaboration agreement for filgotinib
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Collaboration revenues	€ 26,000,000	€ 429,400,000	€ 174,400,000